Defined benefit plans - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Pension_Plan	Dec. 31, 2016 USD ($)
Disclosure of defined benefit plans [line items]
Number of defined benefit pension plans | Pension_Plan		2
Refundable tax of percentage of gain on defined benefit pension plans		50.00%
Actual return on plan assets		$ 1,416	$ 3,801
Plan assets [member]
Disclosure of defined benefit plans [line items]
Contributions by employer		1,415	1,728
Benefit payments		(1,542)	(471)
Defined Benefit Pension Plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Contributions by employer		219
Benefit payments		(57)	(26)
Supplemental pension plan [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Contributions by employer		1,196	1,728
Benefit payments		$ (1,485)	$ (445)
Canadian Pension Plan [member] | Defined Benefit Pension Plans [member]
Disclosure of defined benefit plans [line items]
Contributions by employer	$ 67
Canadian Pension Plan [member] | Supplemental pension plan [member]
Disclosure of defined benefit plans [line items]
Contributions by employer	$ 510